              NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS

                            SUPPLEMENT TO PROSPECTUSES

                        Advisory Shares dated July 24, 1998

                                  FEBRUARY 1, 1999


     Pursuant to an agreement signed on January 29, 1999 between Nicholas-Applegate Securities and Pilgrim Securities, Inc., Pilgrim Securities will become an exclusive distributor of the Nicholas-Applegate Mutual Funds. Pursuant to another agreement ("Purchase Agreement") between Nicholas-Applegate Capital Management ("NACM"), Nicholas-Applegate Securities ("NAS"), Pilgrim America Capital Corporation ("Pilgrim") and its affiliates, Pilgrim has agreed to purchase from NACM certain assets related to the retail classes of the Nicholas-Applegate Mutual Funds. In connection with this agreement, it is contemplated that Pilgrim Investments, Inc., a subsidiary of Pilgrim, will in the future become, subject to approval of the Board of Trustees of Nicholas-Applegate Mutual Funds and shareholders, the investment adviser of Nicholas-Applegate Mutual Funds. It is also contemplated that NACM would become, subject to shareholder approval, the sub-adviser of the following portfolios:

                               Small Cap Growth Fund
                                Mid Cap Growth Fund
                               Large Cap Growth Fund
                              Emerging Countries Fund
                                  Convertible Fund
                               Worldwide Growth Fund
                        International Small Cap Growth Fund
                           International Core Growth Fund

     It is further contemplated that the Board of the Funds and shareholders of the High Yield Bond Fund would be asked to approve a tax-free reorganization into the Pilgrim High Yield Bond Fund. It is also contemplated that the Money Market and Value Funds would be dissolved and liquidated. The Purchase Agreement is subject to customary closing conditions.

     Finally, prior to the date on which the agreement is consummated, NACM will create a new series investment company, called Nicholas-Applegate Investment Trust, which will be distributed primarily to institutional investors and will include a new Mini-Cap Fund. The new Mini-Cap Fund will have the same investment objectives, policies and restrictions as the existing Mini-Cap Fund. It is contemplated that the shareholders of the existing Mini Cap Growth Fund will be asked to approve a tax-free merger into the new Mini Cap Fund.

              NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS

                            SUPPLEMENT TO PROSPECTUSES

                  Class A, B and C Shares dated September 18, 1998

                                  FEBRUARY 1, 1999


     Pursuant to an agreement signed on January 29, 1999 between Nicholas-Applegate Securities and Pilgrim Securities, Inc., Pilgrim Securities will become an exclusive distributor of the Nicholas-Applegate Mutual Funds. Pursuant to another agreement ("Purchase Agreement") between Nicholas-Applegate Capital Management ("NACM"), Nicholas-Applegate Securities ("NAS"), Pilgrim America Capital Corporation ("Pilgrim") and its affiliates, Pilgrim has agreed to purchase from NACM certain assets related to the retail classes of the Nicholas-Applegate Mutual Funds. In connection with this agreement, it is contemplated that Pilgrim Investments, Inc., a subsidiary of Pilgrim, will in the future become, subject to approval of the Board of Trustees of Nicholas-Applegate Mutual Funds and shareholders, the investment adviser of Nicholas-Applegate Mutual Funds. It is also contemplated that NACM would become, subject to shareholder approval, the sub-adviser of the following portfolios:

                               Small Cap Growth Fund
                                Mid Cap Growth Fund
                               Large Cap Growth Fund
                              Emerging Countries Fund
                                  Convertible Fund
                               Worldwide Growth Fund
                        International Small Cap Growth Fund
                           International Core Growth Fund


     It is further contemplated that the Board of the Funds and shareholders of the High Yield Bond Fund would be asked to approve a tax-free reorganization into the Pilgrim High Yield Bond Fund. It is also contemplated that the Money Market and Value Funds would be dissolved and liquidated. The Purchase Agreement is subject to customary closing conditions.

              NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS

                            SUPPLEMENT TO PROSPECTUSES

                      Institutional Shares dated July 24, 1998

                                  FEBRUARY 1, 1999


     Pursuant to an agreement signed on January 29, 1999 between Nicholas-Applegate Securities and Pilgrim Securities, Inc., Pilgrim Securities will become an exclusive distributor of the Nicholas-Applegate Mutual Funds. Pursuant to another agreement ("Purchase Agreement") between Nicholas-Applegate Capital Management ("NACM"), Nicholas-Applegate Securities ("NAS"), Pilgrim America Capital Corporation ("Pilgrim") and its affiliates, Pilgrim has agreed to purchase from NACM certain assets related to the retail classes of the Nicholas-Applegate Mutual Funds. In connection with this agreement, it is contemplated that Pilgrim Investments, Inc., a subsidiary of Pilgrim, will in the future become, subject to approval of the Board of Trustees of Nicholas-Applegate Mutual Funds and shareholders, the investment adviser of Nicholas-Applegate Mutual Funds. The Purchase Agreement is subject to customary closing conditions.

     NACM is creating a new series investment company which NACM will managed and distribute primarily for and to institutional investors. Each series of the new investment company will have the same investment objectives, policies and restrictions as those of the corresponding portfolios of the Nicholas-Applegate Mutual Funds. Shareholders will soon be asked to approve the transfer of their assets from their existing portfolios into the portfolios of this newly created investment company.

     In addition it is contemplated that the Balanced Growth, Strategic Income, Money Market and Emerging Markets Bond Funds would be dissolved and liquidated. All of the arrangements described herein are subject to customary regulatory approval and other conditions.